Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest income:
Portfolio loans (including fees)	$ 19,590	$ 24,273	$ 40,475	$ 50,365
Loans held for sale	8	9	20	27
Taxable investment securities	44	28	95	58
Other	299	299	589	650
Total interest income	19,941	24,609	41,179	51,100
Interest expense:
Deposits	3,390	5,898	7,334	12,553
Debt obligations and other	2,602	2,945	5,667	5,885
Total interest expense	5,992	8,843	13,001	18,438
Net interest income	13,949	15,766	28,178	32,662
Provision for loan losses -- Note D	294	5,736	1,160	17,216
Net interest income after provision for loan losses	13,655	10,030	27,018	15,446
Noninterest income:
Service charges on deposit accounts	656	681	1,326	1,356
Trust and wealth-management revenue	701	817	1,424	1,761
Fees from origination of non-portfolio residential mortgage loans	143	75	304	215
Gain on sale of government-guaranteed loans	167	384	362	726
Gain on debt extinguishment -- Note H	0	0	0	16,861
Other	2,010	2,936	3,590	4,662
Total noninterest income	3,677	4,893	7,006	25,581
Noninterest expense:
Salaries and employee benefits	10,940	12,446	21,740	24,842
Occupancy	2,413	2,727	4,993	5,558
Equipment rent, depreciation and maintenance	1,446	1,950	2,886	3,866
Costs associated with foreclosed properties and other real estate owned	6,055	9,021	11,055	16,333
FDIC insurance premiums and other regulatory fees	1,650	2,377	3,329	5,079
Other	5,520	3,669	9,771	10,713
Total noninterest expense	28,024	32,190	53,774	66,391
Loss before income tax expense (benefit)	(10,692)	(17,267)	(19,750)	(25,364)
Income tax expense (benefit)	1	(409)	(44)	(2,655)
Loss from continuing operations	(10,693)	(16,858)	(19,706)	(22,709)
Discontinued operations -- Note E:
Income (loss) from operations of bank subsidiaries sold	95	(624)	33	(316)
Gain on sale of bank subsidiaries	0	184	126	4,552
Less income tax expense	80	208	62	1,807
Income (loss) from discontinued operations	15	(648)	97	2,429
NET LOSS	(10,678)	(17,506)	(19,609)	(20,280)
Net losses attributable to noncontrolling interests in consolidated subsidiaries	339	1,068	1,358	4,131
NET LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (10,339)	$ (16,438)	$ (18,251)	$ (16,149)
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED -- Note G	$ (0.25)	$ (0.4)	$ (0.44)	$ (0.44)